Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2023
Receivables [Abstract]
Schedule of Accounts Receivable, Allowance for Credit Loss	The following table presents changes in the current expected credit loss during the years ended December 31:

(in thousands)	2023	2022
Beginning balance - January 1	$2,134	$1,306
Provisions	579	1,204
Write-offs	(764)	(376)
Ending balance - December 31	$1,949	$2,134